SHAREHOLDERS' EQUITY - Ordinary Shares (Details)								1 Months Ended	2 Months Ended	6 Months Ended
	Jun. 25, 2026 USD ($) $ / shares shares	Jun. 24, 2026 USD ($) $ / shares shares	Jun. 11, 2026 USD ($) $ / shares shares	Apr. 30, 2026 USD ($) $ / shares shares	Feb. 19, 2026 $ / shares shares	Jan. 22, 2026 $ / shares shares	Apr. 28, 2025 $ / shares shares	Feb. 28, 2025 USD ($) $ / shares shares	Feb. 28, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 shares	Apr. 21, 2026 $ / shares shares	Apr. 20, 2026 shares	Feb. 18, 2026 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Oct. 21, 2025 $ / shares shares	Oct. 20, 2025 $ / shares shares	Sep. 22, 2025 $ / shares shares	Dec. 31, 2024 shares
SHAREHOLDERS' EQUITY
Common stock, shares authorized					285,714,286	10,000,000,000	50,000,000			5,100,000,000		5,100,000,000	285,714,286	10,000,000,000	5,100,000,000	10,000,000,000	2,000,000	2,000,000
Common stock par value, per share | $ / shares					$ 0.875	$ 0.025	$ 0.001			$ 0.875				$ 0.025	$ 0.875		$ 0.025
Conversion ratio					35		0.04
Threshold listed share price | $ / shares						$ 1
Exercise price of warrants | $ / shares										$ 189
Warrants outstanding										16,543
Total value of underwriter warrants | $										$ 4,655					$ 333,657
Issue of shares (in shares)									1,071,377
Common share price per share | $ / shares			$ 0.575						$ 0.875
Issue of shares | $									$ 937,455	8,030,802
Share-based compensation | $										$ 97,020
Number of shares issued			730,000
Value of stock issued | $			$ 638,750
Issuance of ordinary shares										2,372,547
Executive officer
SHAREHOLDERS' EQUITY
Common share price per share | $ / shares				$ 0.0657
Share-based compensation (in shares)				200,000
Share-based compensation | $				$ 13,140
Director
SHAREHOLDERS' EQUITY
Common share price per share | $ / shares		$ 0.4598
Share-based compensation (in shares)		120,000
Chief knowledge officer
SHAREHOLDERS' EQUITY
Common share price per share | $ / shares	$ 0.3588
Share-based compensation (in shares)	80,000
Share-based compensation | $	$ 28,704
Closing bid price less than US$ 1.00 per share | Minimum
SHAREHOLDERS' EQUITY
Conversion ratio						0.0050
Closing bid price less than US$ 1.00 per share | Maximum
SHAREHOLDERS' EQUITY
Conversion ratio						0.0002
Class A ordinary shares
SHAREHOLDERS' EQUITY
Common stock, shares authorized												5,000,000,000				9,999,592,000		1,592,000
Common stock par value, per share | $ / shares										$ 0.875		$ 0.875				$ 0.025		$ 0.025
Issuance of ordinary shares										2,160,890					18,884
Class B ordinary shares
SHAREHOLDERS' EQUITY
Common stock, shares authorized												100,000,000				408,000		408,000
Common stock par value, per share | $ / shares										$ 0.875		$ 0.875				$ 0.025		$ 0.025
Issuance of ordinary shares										211,657					11,658
Common Stock | Executive officer
SHAREHOLDERS' EQUITY
Share-based compensation | $				175,000
Common Stock | Director
SHAREHOLDERS' EQUITY
Share-based compensation | $		$ 105,000
Common Stock | Chief knowledge officer
SHAREHOLDERS' EQUITY
Share-based compensation | $	70,000
Common Stock | Class A ordinary shares
SHAREHOLDERS' EQUITY
Shares issued exercise of warrants											1,715
Issue of shares (in shares)										1,801,377
Share-based compensation (in shares)										200,000
Issuance of ordinary shares										2,160,890	18,884				18,884				17,165
Common Stock | Class B ordinary shares
SHAREHOLDERS' EQUITY
Share-based compensation (in shares)										200,000
Issuance of ordinary shares										211,657	11,658				11,658				11,658
Additional Paid in Capital
SHAREHOLDERS' EQUITY
Issue of shares | $									$ 6,673,347	$ 6,454,597
Share-based compensation | $										$ (252,980)
Value of stock issued | $			$ (218,750)
Additional Paid in Capital | Executive officer
SHAREHOLDERS' EQUITY
Share-based compensation | $				$ (161,860)
Additional Paid in Capital | Director
SHAREHOLDERS' EQUITY
Share-based compensation | $		$ (49,824)
Additional Paid in Capital | Chief knowledge officer
SHAREHOLDERS' EQUITY
Share-based compensation | $	$ (41,296)
Mirai
SHAREHOLDERS' EQUITY
Percentage of ownership interest acquired			75.00%							75.00%
Series A warrant
SHAREHOLDERS' EQUITY
Shares issued exercise of warrants								1,715
Exercise price of warrants | $ / shares								$ 189
Net proceeds from exercise of warrants | $								$ 324,000
Warrants outstanding										16,543					16,543
Series A warrant | Common Stock
SHAREHOLDERS' EQUITY
Total value of underwriter warrants | $										$ 4,655					$ 333,657